Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Accounting Policies [Abstract]
Description of Acquired Entity	. The merger consideration for the Acquisition consisted of 32,000,000 shares of Eurocan's common stock. In addition, certain of Eurocan's stockholders cancelled an aggregate of 24,910,000 shares of Eurocan's common stock held by them. As a result, on October 31, 2014, Eurocan had 40,000,000 shares of common stock issued and outstanding, of which 32,000,000 shares were held by the former members of the LLC.	The merger consideration for the Acquisition consisted of 32,000,000 shares of Eurocan's common stock. In addition, certain of Eurocan's stockholders cancelled an aggregate of 24,910,000 shares of Eurocan's common stock held by them. As a result, on October 31, 2014, Eurocan had 40,000,000 shares of common stock issued and outstanding, of which 32,000,000 shares were held by the former members of the LLC.
Other income	$ 53,000
Incurred loss	831,000
Cash flow from operations	713,000	(1,083,809)		22,217
Net proceeds		2,200,000
Cash on hand	368,136	1,082,290	[1]	29,784	43,161	23,045
Allowance for doubtful accounts		0		0
Advertising expense		303,000		56,000
Percentage of trade receivables		70.00%		63.00%
Percentage of sales		40.00%		40.00%
Unrecognized income tax benefits		$ 0		$ 0

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements